Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefits [Abstract]
Matching contributions	$ 1.3	$ 1.0	$ 0.6